Debt (Details) - USD ($)	3 Months Ended			5 Months Ended	12 Months Ended
	Mar. 31, 2022	Mar. 23, 2022	Mar. 21, 2022	Dec. 31, 2020	Dec. 31, 2021
Debt (Details) [Line Items]
Aggregate amount		$ 4,000,000	$ 4,000,000
Commitment fee percentage		10.00%
Commitment fee	$ 287,000
Funding received	$ 2,900,000
Common stock per share (in Dollars per share)	$ 2
Common stock shares (in Shares)	2,000,000
Subscription warrants	$ 2,838,176	$ 337,991	$ 5,370,185
Expected term				6 years 1 month 13 days	5 years 6 months
Volatility rate				24.20%	7.60%
Risk-free rate				0.52%	1.30%
Debt discount upon issuance	2,770,457
Interest expense	99,543
Maximum [Member]
Debt (Details) [Line Items]
Commitment fee	$ 400,000
Monte Carlo Simulation Model [Member]
Debt (Details) [Line Items]
Share price (in Dollars per share)		$ 10.08	$ 10.08
Exercise price per share (in Dollars per share)		$ 11.5	$ 11.5
Expected term		4 years 5 months 8 days	4 years 5 months 8 days
Volatility rate		2.50%	2.40%
Risk-free rate		2.33%	2.33%
Expected dividend rate		0.00%	0.00%
Subscription Warrants [Member]
Debt (Details) [Line Items]
Common stock per share (in Dollars per share)	$ 11.5
Expected term	4 years 5 months 1 day	4 years 5 months 8 days	4 years 5 months 8 days
Volatility rate	2.00%	2.50%	2.40%
Risk-free rate	2.43%	2.33%	2.33%